Accrued Liabilities	12 Months Ended
Dec. 31, 2015
Payables and Accruals [Abstract]
Accrued Liabilities
10.	Accrued Liabilities

	Year Ended December 31,
	2015 $	2014 $
Voyage and vessel	30,112	7,643
Corporate accruals	19,255	366
Interest	4,742	3,980
Payroll and benefits to related parties	7,920	6,294

Total	62,029	18,283